Contract Assets/Contract Liabilities - Schedule of Contract Liabilities (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2026 MYR (RM)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 MYR (RM)
Schedule of Contract Liabilities [Abstract]
Beginning of the financial year/period	RM 9,848,141	$ 2,412,577	RM 3,700,000
Receipt from clients	49,745,891	12,186,646	9,848,141
Revenue recognized during the year/period	(9,848,141)	(2,412,577)	(3,700,000)
End of the financial year/period	RM 49,745,891	$ 12,186,646	RM 9,848,141